T. ROWE PRICE All-Cap Opportunities Fund
March 31, 2024 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 98.4%
COMMUNICATION SERVICES 9.8%
Entertainment 2.5%
Netflix (1) 401,057 243,574
Sea, ADR (1) 1,694,752 91,025
334,599
Interactive Media & Services 5.8%
Alphabet, Class C (1) 1,913,774 291,391
Meta Platforms, Class A  855,400 415,365
Pinterest, Class A (1) 1,722,945 59,735
766,491
Wireless Telecommunication Services 1.5%
T-Mobile U.S.  1,235,785 201,705
201,705
Total Communication Services 1,302,795
CONSUMER DISCRETIONARY 10.8%
Automobiles 0.4%
Tesla (1) 328,100 57,677
57,677
Broadline Retail 5.0%
Amazon.com (1) 3,248,375 585,942
MercadoLibre (1) 47,000 71,062
657,004
Hotels, Restaurants & Leisure 2.6%
Cava Group (1) 499,260 34,973
Chipotle Mexican Grill (1) 28,900 84,006
Marriott International, Class A  548,509 138,394
Planet Fitness, Class A (1) 1,309,300 82,002
339,375
Leisure Products 0.0%
Rad Power Bikes, Class A, Acquisition Date: 9/16/21,
Cost $17,747 (1)(2)(3) 1,851,771 574
574
Specialty Retail 2.3%
Carvana (1) 523,700 46,039
Home Depot  667,900 256,206
302,245

T. ROWE PRICE All-Cap Opportunities Fund

Shares $ Value
(Cost and value in $000s)
‡
Textiles, Apparel & Luxury Goods 0.5%
On Holding, Class A (1) 2,048,500 72,476
72,476
Total Consumer Discretionary 1,429,351
CONSUMER STAPLES 2.3%
Beverages 1.5%
Coca-Cola  3,215,238 196,708
196,708
Household Products 0.8%
Colgate-Palmolive  1,218,800 109,753
109,753
Total Consumer Staples 306,461
ENERGY 7.0%
Energy Equipment & Services 2.9%
Halliburton  2,852,900 112,461
Schlumberger  2,819,325 154,527
Seadrill (1) 2,293,131 115,345
382,333
Oil, Gas & Consumable Fuels 4.1%
Diamondback Energy  707,400 140,185
Exxon Mobil  2,036,400 236,711
Permian Resources  3,922,182 69,266
Southwestern Energy (1) 12,705,825 96,310
542,472
Total Energy 924,805
FINANCIALS 14.6%
Banks 2.1%
East West Bancorp  632,103 50,006
JPMorgan Chase  667,756 133,751
Wells Fargo  1,534,400 88,934
272,691
Capital Markets 1.4%
Charles Schwab  1,869,958 135,273
Evercore, Class A  225,040 43,340
178,613
Consumer Finance 0.7%
American Express  423,200 96,358
96,358
Financial Services 8.0%
Adyen (EUR) (1) 47,045 79,465
Apollo Global Management  681,000 76,578

T. ROWE PRICE All-Cap Opportunities Fund

Shares $ Value
(Cost and value in $000s)
‡
Corpay (1) 203,100 62,665
Fiserv (1) 977,073 156,156
Global Payments  1,176,000 157,184
Mastercard, Class A  231,700 111,580
Visa, Class A  1,462,992 408,292
1,051,920
Insurance 2.4%
Chubb  626,326 162,300
Marsh & McLennan  743,900 153,228
315,528
Total Financials 1,915,110
HEALTH CARE 11.5%
Biotechnology 0.9%
Argenx, ADR (1) 194,598 76,617
Immunocore Holdings, ADR (1) 306,380 19,915
Insmed (1) 401,800 10,901
Prothena (1) 226,200 5,603
113,036
Health Care Equipment & Supplies 2.0%
Edwards Lifesciences (1) 751,900 71,852
Intuitive Surgical (1) 249,376 99,523
Pax Labs, Class A, Acquisition Date: 4/18/19, Cost $9,145 (1)(2)
(3) 2,428,492 971
Stryker  245,444 87,837
260,183
Health Care Providers & Services 3.8%
Cencora  601,300 146,110
Elevance Health  372,200 193,001
HCA Healthcare  245,242 81,795
Molina Healthcare (1) 211,109 86,730
507,636
Health Care Technology 0.7%
Veeva Systems, Class A (1) 386,196 89,478
89,478
Life Sciences Tools & Services 1.8%
Agilent Technologies  706,300 102,774
Thermo Fisher Scientific  237,200 137,863
240,637
Pharmaceuticals 2.3%
AstraZeneca, ADR  1,018,022 68,971

T. ROWE PRICE All-Cap Opportunities Fund

Shares $ Value
(Cost and value in $000s)
‡
Eli Lilly  296,509 230,672
299,643
Total Health Care 1,510,613
INDUSTRIALS & BUSINESS SERVICES 12.2%
Aerospace & Defense 1.1%
Airbus (EUR)  457,251 84,239
Howmet Aerospace  989,400 67,704
151,943
Commercial Services & Supplies 0.7%
Waste Connections  571,202 98,252
98,252
Construction & Engineering 0.1%
WillScot Mobile Mini Holdings (1) 398,200 18,516
18,516
Electrical Equipment 0.5%
Hubbell  148,203 61,512
61,512
Ground Transportation 3.0%
CSX  2,976,300 110,332
Uber Technologies (1) 3,784,700 291,384
401,716
Industrial Conglomerates 2.4%
General Electric  835,298 146,620
Roper Technologies  312,991 175,538
322,158
Machinery 1.4%
Dover  392,700 69,582
IDEX  269,736 65,821
Toro  498,372 45,666
181,069
Professional Services 3.0%
Booz Allen Hamilton Holding  621,656 92,279
Dayforce (1) 1,503,568 99,551
FTI Consulting (1) 635,241 133,585
TransUnion  889,000 70,942
396,357
Total Industrials & Business Services 1,631,523
INFORMATION TECHNOLOGY 26.8%
Electronic Equipment, Instruments & Components 0.5%
Amphenol, Class A  602,900 69,545
69,545

T. ROWE PRICE All-Cap Opportunities Fund

Shares $ Value
(Cost and value in $000s)
‡
Semiconductors & Semiconductor Equipment 7.9%
Advanced Micro Devices (1) 199,400 35,990
Lam Research  117,305 113,970
Monolithic Power Systems  121,400 82,239
NVIDIA  741,180 669,700
Taiwan Semiconductor Manufacturing, ADR  1,060,000 144,213
1,046,112
Software 14.0%
Adobe (1) 282,300 142,449
BILL Holdings (1) 745,662 51,242
Canva, Acquisition Date: 8/16/21 - 11/4/21, Cost $6,944 (1)(2)(3) 4,074 4,346
Confluent, Class A (1) 1,733,500 52,906
Fair Isaac (1) 114,900 143,580
Fortinet (1) 1,565,500 106,939
Microsoft  2,286,782 962,095
Salesforce  374,059 112,659
ServiceNow (1) 230,800 175,962
Synopsys (1) 170,126 97,227
1,849,405
Technology Hardware, Storage & Peripherals 4.4%
Apple  3,402,753 583,504
583,504
Total Information Technology 3,548,566
MATERIALS 2.8%
Chemicals 1.6%
FMC  1,020,300 64,993
Linde  301,900 140,178
205,171
Metals & Mining 1.2%
ERO Copper (CAD) (1) 4,600,353 88,709
Southern Copper  550,500 58,639
Warrior Met Coal  280,900 17,051
164,399
Total Materials 369,570
REAL ESTATE 0.3%
Industrial Real Estate Investment Trusts 0.3%
Rexford Industrial Realty, REIT  790,300 39,752
Total Real Estate 39,752

T. ROWE PRICE All-Cap Opportunities Fund

Shares $ Value
(Cost and value in $000s)
‡
UTILITIES 0.3%
Electric Utilities 0.3%
Constellation Energy  242,800 44,882
Total Utilities 44,882
Total Common Stocks (Cost $9,213,851) 13,023,428
CONVERTIBLE PREFERRED STOCKS 0.5%
COMMUNICATION SERVICES 0.3%
Interactive Media & Services 0.3%
ByteDance, Series E, Acquisition Date: 7/8/19, Cost $7,334 (1)(2)
(3) 148,803 35,528
Total Communication Services 35,528
HEALTH CARE 0.0%
Biotechnology 0.0%
Caris Life Sciences, Series D, Acquisition Date: 5/11/21,
Cost $5,689 (1)(2)(3) 702,380 2,557
Treeline Biosciences, Series A, Acquisition Date: 9/26/22,
Cost $1,286 (1)(2)(3) 164,309 1,286
Total Health Care 3,843
INDUSTRIALS & BUSINESS SERVICES 0.1%
Aerospace & Defense 0.1%
ABL Space Systems, Series B, Acquisition Date: 3/24/21,
Cost $10,360 (1)(2)(3) 230,036 8,067
ABL Space Systems, Series B-2, Acquisition Date: 10/22/21,
Cost $4,648 (1)(2)(3) 68,354 2,363
Total Industrials & Business Services 10,430
INFORMATION TECHNOLOGY 0.1%
Software 0.1%
Canva, Series A, Acquisition Date: 11/4/21, Cost $412 (1)(2)(3) 242 258
Canva, Series A-3, Acquisition Date: 11/4/21, Cost $17 (1)(2)(3) 10 11
Waymo, Series A-2, Acquisition Date: 5/8/20, Cost $14,266 (1)(2)
(3) 166,137 10,250
Total Information Technology 10,519
MATERIALS 0.0%
Chemicals 0.0%
Redwood Materials, Series C, Acquisition Date: 5/28/21,
Cost $8,661 (1)(2)(3) 182,704 8,722
Total Materials 8,722
Total Convertible Preferred Stocks (Cost $52,673) 69,042

T. ROWE PRICE All-Cap Opportunities Fund

Shares $ Value
(Cost and value in $000s)
‡
PREFERRED STOCKS 0.5%
HEALTH CARE 0.5%
Life Sciences Tools & Services 0.5%
Sartorius (EUR)  166,055 65,942
Total Health Care 65,942
Total Preferred Stocks (Cost $62,961) 65,942
SHORT-TERM INVESTMENTS 0.6%
Money Market Funds 0.6%
T. Rowe Price Government Reserve Fund, 5.39% (4)(5) 76,269,723 76,270
Total Short-Term Investments (Cost $76,270) 76,270
Total Investments in Securities 100.0%
(Cost $9,405,755) $ 13,234,682
Other Assets Less Liabilities (0.0)% (2,578)
Net Assets 100.0% $ 13,232,104
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to
$74,933 and represents 0.6% of net assets.
(3) Level 3 in fair value hierarchy.
(4) Seven-day yield
(5) Affiliated Companies
ADR American Depositary Receipts
CAD Canadian Dollar
EUR Euro
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE All-Cap Opportunities Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2024.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 5.39% $ —# $ — $ 1,195+
Supplementary Investment Schedule
Affiliate
Value
12/31/23
Purchase
Cost
Sales
Cost
Value
03/31/24
T. Rowe Price Government
Reserve Fund, 5.39% $ 163,783  ¤  ¤ $ 76,270^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
+ Investment income comprised $1,195 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $76,270.

T. ROWE PRICE All-Cap Opportunities Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price All-Cap Opportunities Fund, Inc. (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)

T. ROWE PRICE All-Cap Opportunities Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation
Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation
Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.

T. ROWE PRICE All-Cap Opportunities Fund

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 12,765,124 $ 252,413 $ 5,891 $ 13,023,428
Convertible Preferred Stocks — — 69,042 69,042
Preferred Stocks — 65,942 — 65,942
Short-Term Investments 76,270 — — 76,270
Total $ 12,841,394 $ 318,355 $ 74,933 $ 13,234,682

T. ROWE PRICE All-Cap Opportunities Fund

OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war and conflict, terrorism, geopolitical events, and public health epidemics and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
The global outbreak of COVID-19 and the related governmental and public responses have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market either in specific countries or worldwide.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict, leading to economic sanctions imposed on Russia that target certain of its citizens and issuers and sectors of the Russian economy, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the banking industry experienced heightened volatility, which sparked concerns of potential broader adverse market conditions. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F60-054Q1 03/24